Grade Summary
Run Date - 11/XX/2019 12:47:54 PM

DBRS Rating Agency Loan Grades
Final Loan Grade	Compliance	Overall
A	145	145
B	1,270	1,270
C	11	11
D	150	150
Total	1,576	1,576

Moodys Rating Agency Loan Grades
Final Loan Grade	Compliance	Overall
A	145	145
B	1,270	1,270
C	11	11
D	150	150
Total	1,576	1,576